Note 16 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loss carry-forwards	$ 2,203	$ 1,441
Expenses not currently deductible	37,809	39,415
Allowance for credit losses	5,108	5,535
Inventory and other reserves	894	865
Deferred Tax Assets, Gross, Total	46,014	47,256
Depreciation and amortization	82,840	83,676
Basis differences of partnerships and other entities	1,151	769
Prepaid and other expenses deducted for tax purposes	1,607	1,505
Deferred Tax Liabilities, Gross, Total	85,598	85,950
Net deferred income tax asset (liability) before valuation allowance	(39,584)	(38,694)
Valuation allowance	726	603
Net deferred income tax asset (liability)	$ (40,310)	$ (39,297)